Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Only Condensed Financial Information
32.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed	balance sheets

	Note		As of December 31,
			2016	2017
			RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents			596,871	845,632	129,971
Restricted cash			1,759,726	71,412	10,976
Short-term investments			277,946	548,873	84,360
Prepaid expenses and other current assets			103,271	131,834	20,263
Amount due from a related party	(b	)	97,748	26,137	4,017
Amount due from subsidiaries	(b	)	3,208,620	4,285,743	658,707

Total current assets			6,044,182	5,909,631	908,294

Non-current assets
Investments in subsidiaries			2,133,242	1,259,455	193,575

Total non-current assets			2,133,242	1,259,455	193,575

Total assets			8,177,424	7,169,086	1,101,869

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables			38,599	70,504	10,837
Short-term bank borrowings			1,500,000	—	—
Account payables			10,672	6,351	976
Interest payable			5,759	56,809	8,731
Amount due to related parties	(b	)	68,131	39,068	6,005
Amount due to subsidiaries	(b	)	9,732	17,613	2,707
Bonds payable	(d	)	419,316	11,139	1,712

Total current liabilities			2,052,209	201,484	30,968

Non-current liabilities
Bonds payable	(d	)	—	1,918,069	294,802

Total non-current liabilities			—	1,918,069	294,802

Total liabilities			2,052,209	2,119,553	325,770

Shareholders’ equity:
Class A Ordinary shares (par value of US$0.00001 per share; 1,200,000,000 and 1,200,000,000 shares authorized; 505,207,968 and 496,636,128 shares issued and outstanding as of December 31, 2016 and 2017, respectively)			33	34	5
Class B Ordinary shares (par value of US$0.00001 per share; 300,000,000 and 300,000,000 shares authorized; 174,649,638 and 174,649,638 shares issued and outstanding as of December 31, 2016 and 2017, respectively)			12	12	2
Additional paid-in capital			9,015,846	8,980,407	1,380,263
Accumulated other comprehensive income (loss)			118,290	(2,673)	(411)
Accumulated deficit			(2,804,409)	(3,590,564)	(551,859)
Treasury stock			(204,557)	(337,683)	(51,901)

Total shareholders’ equity			6,125,215	5,049,533	776,099

Total liabilities and shareholders’ equity			8,177,424	7,169,086	1,101,869

Condensed	statements of operations

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Operating Expenses
General and administrative expenses	(166,662)	(124,450)	(145,890)	(22,423)
Changes in the fair value of contingent purchase consideration payables	(43,325)	93,307	(937)	(144)

Operating loss	(209,987)	(31,143)	(146,827)	(22,567)
Other income	(152,100)	(169,915)	(95,210)	(14,634)
Share of losses from subsidiaries and Consolidated VIEs	(66,012)	(432,540)	(530,693)	(81,566)

Loss before income taxes	(428,099)	(633,598)	(772,730)	(118,767)
Income tax expense	—	—	—	—

Net loss	(428,099)	(633,598)	(772,730)	(118,767)

Condensed statements of comprehensive loss

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Net loss	(428,099)	(633,598)	(772,730)	(118,767)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	41,518	142,526	(120,963)	(18,592)

Other comprehensive income (loss), net of tax of nil:	41,518	142,526	(120,963)	(18,592)

Comprehensive loss	(386,581)	(491,072)	(893,693)	(137,359)

Comprehensive loss attributable to the Company’s ordinary shareholders	(386,581)	(491,072)	(893,693)	(137,359)

Condensed statements of cash flows

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Net cash used in operating activities	(26,621)	(78,567)	(18,324)	(2,816)
Net cash used in investing activities	(977,300)	(617,613)	(1,291,042)	(198,430)
Net cash generated from financing activities	1,798,230	494,851	1,558,127	239,480

Net increase(decrease) in cash and cash equivalents	794,309	(201,329)	248,761	38,234
Cash and cash equivalents at beginning of the year	3,891	798,200	596,871	91,737

Cash and cash equivalents at end of the year	798,200	596,871	845,632	129,971

(a)	Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiary under the equity method of accounting as prescribed in ASC 323-10, Investment-Equity Method and Joint Ventures, and such investment is presented on the balance sheet as “Investment in subsidiaries” and the share of the subsidiaries’ profit or loss is presented as “Share of profits (losses) of subsidiaries and Consolidated VIEs” on the statements of operations.

The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

(b)	Related party transactions

The Company had the following related party balances as of December 31, 2016 and 2017:

	December 31,
	2016	2017
	RMB	RMB	US$
Amount due from subsidiaries
- 21Vianet HK	3,037,249	4,143,269	636,809
- HongKong Fastweb Holdings Co., Ltd.	60,574	61,637	9,473
- 21V Mobile	72,361	50,453	7,754
- Ventures	27,124	25,549	3,927
- WiFire Open Network Group Ltd.	—	4,170	641
- WiFire Group Inc.	4,301	653	100
- Xi’an Holding	7,011	—	—
- Others	—	12	3

	3,208,620	4,285,743	658,707

Amount due from related parties
Current:
- Seller of iJoy	27,748	26,137	4,017
- Seller of Aipu Group	70,000	—	—

	97,748	26,137	4,017

Amount due to subsidiaries
- 21Vianet Beijing	9,713	17,595	2,704
- Others	19	18	3

	9,732	17,613	2,707

	December 31,
	2016	2017
	RMB	RMB	US$
Amount due to related parties
Current:
- Seller of iJoy	38,131	39,068	6,005
- Seller of Aipu Group	30,000	—	—

	68,131	39,068	6,005

(c)	Commitments

Operating lease commitments

The Company leases a facility in the United States under non-cancelable operating lease expiring on March 1, 2025. For the year ended December 31, 2015, 2016 and 2017, total rental expense for the operating lease amounted to RMB13,952, RMB15,824 and RMB5,366 (US$825).

As of December 31, 2017, the Company has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to data center space consisting of the following:

	RMB	US$
2018	17,893	2,750
2019	18,340	2,819
2020	18,799	2,889
2021	19,268	2,961
2022 and thereafter	65,964	10,138

	140,264	21,557

(d)	Bonds payable

On June 26, 2014, the Company issued and sold bonds with an aggregate principal amount of RMB2,000,000 at a coupon rate of 6.875% per annum (the “2017 Bonds”). The 2017 Bonds matured on June 26, 2017 and were fully repaid.

On August 17, 2017, the Company issued and sold bonds with an aggregate principle amount of US$200,000 at a coupon rate of 7% per annum, or the Original Bonds. On September 29, 2017, the Company issued and sold bonds with an aggregate principle amount of US$100,000 at a coupon rate of 7% per annum, or the Bonds. The Bonds were priced at a slight premium of 100.04, with an effective yield of 6.98% (collectively, “2020 Bonds”). The 2020 Bonds will mature on August 17, 2020. The 2020 Bonds were listed and quoted on the Official List of the Singapore Exchange Securities Trading Limited. Interest on the 2020 Bonds is payable semi-annually in arrears on August 17 and February 17 in each year, beginning from February 17, 2018.

Net proceeds from the 2020 Bonds after deducting issuance costs were RMB1,926,419 (US$296,085). The proceeds from issuance of 2020 Bonds will be used for refinancing outstanding indebtedness, fund future capital needs, and for general corporate purposes.

The 2020 Bonds are unsecured and rank senior in right of payment to any of the Company’s indebtedness that is expressly subordinated to the bonds; equal in right of payment to any of the Company’s liabilities that are not so subordinated; but rank lower than any secured indebtedness of the Company and all liabilities (including accounts payable) of the Company’s subsidiaries and Consolidated VIEs.